Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary compensation on Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation on Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation on Actually Paid to Non-PEO Named Executive Officers ($) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income ($) (7)	Adjusted EPS ($) (8)
2022	2,040,082	1,195,017	698,529	537,868	95	94	124,555,000	2.91
2021	2,682,882	3,315,307	1,035,241	1,347,718	113	117	190,285,000	3.78
2020	2,635,296	2,291,423	3,048,504	2,731,812	89	86	63,621,000	3.73

Company Selected Measure Name	djusted EPS
Named Executive Officers, Footnote [Text Block]	(1) The amounts reported in this column reflect the total compensation reported for Mr. Holmes (our President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Compensation of Executive Officers - Summary Compensation Table.(3) The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Holmes, who has served as our President and CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Holmes) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Michael M. Mettee, Travis K. Edmondson, Aimee T. Hamilton, and R. Wade Peery; (ii) for 2021, Michael M. Mettee, J. Gregory Bowers, Travis K. Edmondson, and Wilburn J. Evans; and (iii) for 2020, Michael M. Mettee and Wilburn J. Evans. Note that the average equity calculations for fiscal year 2022 is incorporating a pro- rata equity grant for Ms. Hamilton awarded under the LTIP related to the Company's performance in 2021 based on her November 2021 start date with the Company.
Peer Group Issuers, Footnote [Text Block]	(6) TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the S&P 500 Banks Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 2,040,082	$ 2,682,882	$ 2,635,296
PEO Actually Paid Compensation Amount	$ 1,195,017	3,315,307	2,291,423
Adjustment To PEO Compensation, Footnote [Text Block]	(2) The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. Holmes, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Holmes during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Holmes' Total compensation for each year to determine the Compensation Actually Paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Aggregate Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Aggregate Pension Benefit Adjustments ($)	Compensation Actually Paid to PEO
2022	2,040,082	(1,250,008)	404,943	—	—	1,195,017
2021	2,682,882	(1,250,078)	1,882,503	—	—	3,315,307
2020	2,635,296	(969,993)	626,120	—	—	2,291,423
(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Reported fair values and changes in fair values of equity awards are calculated in accordance with FASB ASC Topic 718 under U.S. GAAP and incorporates probable vesting outcome for PSUs based upon the Company's performance to date and projections as measured under the LTIP for each respective period. Refer to additional discussion under subheading "Compensation Discussion and Analysis - 2022 Long Term Equity Incentive Grants".The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2022	613,379	(203,874)	—	(4,563)	—	—	404,943
2021	1,153,899	550,600	—	178,003	—	—	1,882,503
2020	930,347	(100,033)	—	(204,194)	—	—	626,120

Non-PEO NEO Average Total Compensation Amount	$ 698,529	1,035,241	3,048,504
Non-PEO NEO Average Compensation Actually Paid Amount	$ 537,868	1,347,718	2,731,812
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. Holmes), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Holmes) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Holmes) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($)	Average Compensation Actually Paid to Non-PEO NEOs
2022	698,529	(213,656)	52,995	—	—	537,868
2021	1,035,241	(320,037)	632,514	—	—	1,347,718
2020	3,048,504	(187,521)	(129,171)	—	—	2,731,812

(a) The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	123,085	(71,563)	—	1,473	—	—	52,995
2021	311,884	103,162	—	217,467	—	—	632,514
2020	210,047	(314,867)	—	(24,351)	—	—	(129,171)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graphs provide visual representations of the relationship between both the CAP of our PEO and non-PEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. Additional graphs depict the relationship between the Company's TSR and a peer group TSR in addition to Core ROATCE -LTIP. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.
Compensation Actually Paid vs. Net Income [Text Block]	The following graphs provide visual representations of the relationship between both the CAP of our PEO and non-PEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. Additional graphs depict the relationship between the Company's TSR and a peer group TSR in addition to Core ROATCE -LTIP. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graphs provide visual representations of the relationship between both the CAP of our PEO and non-PEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. Additional graphs depict the relationship between the Company's TSR and a peer group TSR in addition to Core ROATCE -LTIP. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.
Total Shareholder Return Vs Peer Group [Text Block]	The following graphs provide visual representations of the relationship between both the CAP of our PEO and non-PEOs and our (i) TSR, (ii) net income, and (iii) company-selected metric, Adjusted EPS. Additional graphs depict the relationship between the Company's TSR and a peer group TSR in addition to Core ROATCE -LTIP. CAP is influenced by numerous factors, including, but not limited to, the timing of new equity grants and outstanding award vesting, share price volatility during the fiscal year, mix of performance metrics, and other factors.
Total Shareholder Return Amount	$ 95	113	89
Peer Group Total Shareholder Return Amount	94	117	86
Net Income (Loss)	$ 124,555,000	$ 190,285,000	$ 63,621,000
Company Selected Measure Amount	2.91	3.78	3.73
PEO Name	Mr. Holmes
Additional 402(v) Disclosure [Text Block]	(5) Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. “Measurement period” is defined as: for 2020, the one-year period from market close December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close December 31, 2019 through December 31, 2022.(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Non-GAAP Measure Description [Text Block]	(8) For each applicable year, Adjusted EPS (non-GAAP) is defined as that year's adjusted net income available to common shareholders divided by weighted average common shares outstanding on a fully diluted basis. This metric is used by the Compensation committee as the primary performance metric within the Short-Term Incentive Plan. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the Company's NEOs, for the most recently completed fiscal year, to Company performance. For non-GAAP reconciliation information, see Appendix B.
PEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,250,008)	$ (1,250,078)	$ (969,993)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	404,943	1,882,503	626,120
PEO [Member] | Pension Benefits, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	613,379	1,153,899	930,347
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(203,874)	550,600	(100,033)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,563)	178,003	(204,194)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,656)	(320,037)	(187,521)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,995	632,514	(129,171)
Non-PEO NEO [Member] | Pension Benefits, Change in Actuarial Present Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	123,085	311,884	210,047
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(71,563)	103,162	(314,867)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,473	217,467	(24,351)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0